Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions reconciliation
Balance at beginning of year	$ 41	$ 171
Additions	8	71
Use	(36)	(119)
Reversal	(1)	(84)
Interest effect		2
Foreign exchange		0
Balance at end of year	12	41
Current	2	21
Non-current	10	20
Total	12	41
Employee related
Provisions reconciliation
Balance at beginning of year	20	14
Additions	5	9
Use	(20)	(2)
Reversal	0	(1)
Interest effect		0
Foreign exchange		0
Balance at end of year	5	20
Current	0	0
Non-current	5	20
Total	5	20
Written put options(1)
Provisions reconciliation
Balance at beginning of year	0	147
Additions	0	0
Use	0	(76)
Reversal	0	(73)
Interest effect		2
Foreign exchange		0
Balance at end of year	0	0
Current	0	0
Non-current	0	0
Total	0	0
Other(2)
Provisions reconciliation
Balance at beginning of year	21	10
Additions	3	62
Use	(16)	(41)
Reversal	(1)	(10)
Interest effect		0
Foreign exchange		0
Balance at end of year	7	21
Current	2	21
Non-current	5	0
Total	$ 7	$ 21